Segments (Net Operating Income by Segment) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Operating Income [Abstract]
Rental income	$ 7,794,585	$ 7,658,273	$ 15,809,218	$ 15,909,341	$ 31,591,870	$ 23,590,011
Property and related expenses	(2,636,063)	(2,585,013)	(5,273,165)	(5,058,364)	(10,135,345)	(8,515,151)
Net operating income, as defined	5,882,011	5,221,261	11,491,436	11,179,927	22,316,767	15,332,319
General and administrative expenses	(1,439,820)	(1,232,319)	(2,629,837)	(2,462,730)	(5,424,479)	(5,193,888)
Depreciation and amortization	(2,443,817)	(2,499,630)	(4,947,333)	(5,159,161)	(10,256,185)	(7,784,917)
Interest expense	(3,311,421)	(3,501,199)	(6,627,617)	(6,864,243)	(13,531,337)	(10,774,660)
Interest income	5,829	46,593	15,097	68,332	85,723	150,008
Income tax expense	(13,746)	(76,152)	(108,356)	(144,700)	(213,860)	(172,691)
Gain on sale of real estate	1,485,589	1,213,060	2,027,051	1,388,545	2,186,481	6,243,640
Impairment of real estate assets					(948,053)	0
Net income (loss)	164,625	(828,386)	(779,559)	(1,994,030)	(5,571,083)	(2,027,498)
Office/Industrial Properties [Member]
Net Operating Income [Abstract]
Rental income	6,535,722	6,200,968	12,779,101	13,194,587	25,564,763	18,497,621
Property and related expenses	(2,295,720)	(2,140,237)	(4,514,238)	(4,373,491)	(8,747,722)	(7,170,550)
Net operating income, as defined	4,240,002	4,060,731	8,264,864	8,821,096	16,817,041	11,327,071
Residential Properties [Member]
Net Operating Income [Abstract]
Rental income	930,062	567,281	1,806,607	955,681	2,278,832	1,521,148
Property and related expenses	(35,038)	(61,376)	(73,995)	(78,416)	(113,187)	(63,875)
Net operating income, as defined	895,024	505,905	1,732,612	877,265	2,165,645	1,457,273
Retail Properties [Member]
Net Operating Income [Abstract]
Rental income	1,052,289	1,038,025	2,178,893	2,088,023	4,608,517	3,960,076
Property and related expenses	(305,304)	(383,400)	(684,933)	(606,457)	(1,274,436)	(1,280,726)
Net operating income, as defined	$ 746,985	$ 654,625	$ 1,493,960	$ 1,481,566	$ 3,334,081	2,679,350
Self Storage Properties [Member]
Net Operating Income [Abstract]
Rental income						1,052,266
Property and related expenses						(1,183,641)
Net operating income, as defined						$ (131,375)